Financial Income and Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Financial income:
Interest and other financial income	$ 36	$ 25	$ 50	$ 58
Gain on marketable securities	0	43	0	69
Gain on other investments, net	0	3	0	1
Foreign exchange rate gain	23	83	53	125
Total financial income	59	154	103	253
Financial expenses:
Interest and other financial expenses	(1)	(9)	(5)	(14)
Interest expense on borrowings	(85)	0	(174)	0
Amortization expense on borrowings	(24)	0	(43)	0
Loss on marketable securities	0	(5)	0	(12)
Foreign exchange rate loss	(29)	(77)	(67)	(108)
Total financial expenses	(139)	(91)	(289)	(134)
Net financial items	$ (80)	$ 63	$ (186)	$ 119